Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Olaplex Holdings, Inc. 2021 Equity Incentive Plan - Common Stock, $0.001 par value
Amount Registered | shares	20,072,300
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 33,520,741.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,629.21
Offering Note	(1a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional shares of the registrant's common stock that may become issuable pursuant to terms designed to prevent dilution resulting from share splits, share dividends or similar events. (1b) Represents an increase to the number of shares available for issuance under the Olaplex Holdings, Inc. 2021 Equity Incentive Plan of 20,072,300, effective as of January 1, 2026. (1c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high ($1.70) and low ($1.64) prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on February 26, 2026.